Consolidated Balance Sheet - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	$ 236,193	$ 231,370	$ 223,329
Amounts due from banks	20,688	20,285	18,111
Receivables from securities financing transactions measured at amortized cost	110,161	101,784	118,302
Cash collateral receivables on derivative instruments	45,478	38,994	43,959
Loans and advances to customers	653,195	603,233	587,347
Other financial assets measured at amortized cost	72,546	66,864	59,279
Total financial assets measured at amortized cost	1,138,262	1,062,530	1,050,326
Financial assets at fair value held for trading	169,487	165,437	159,223
of which: assets pledged as collateral that may be sold or repledged by counterparties	46,336	48,262	38,532
Derivative financial instruments	170,622	138,620	186,435
Brokerage receivables	29,068	28,747	25,858
Financial assets at fair value not held for trading	107,503	102,075	95,203
Total financial assets measured at fair value through profit or loss	476,680	434,879	466,719
Financial assets measured at fair value through other comprehensive income	6,872	3,216	2,195
Investments in associates	2,628	2,495	2,306
Property, equipment and software	12,425	12,024	12,091
Goodwill and intangible assets	6,753	6,691	6,661
Deferred tax assets	11,112	10,519	10,481
Other non-financial assets	17,082	15,134	17,282
Total assets	1,671,814	1,547,489	1,568,060
Liabilities
Amounts due to banks	31,928	27,794	23,347
Payables from securities financing transactions measured at amortized cost	16,308	14,992	14,824
Cash collateral payables on derivative instruments	33,492	32,037	36,366
Customer deposits	804,705	747,452	749,476
Funding from UBS Group AG measured at amortized cost	113,000	111,457	107,918
Debt issued measured at amortized cost	107,505	98,259	101,104
Other financial liabilities measured at amortized cost	18,528	19,421	21,762
Total financial liabilities measured at amortized cost	1,125,466	1,051,412	1,054,796
Financial liabilities at fair value held for trading	52,346	43,099	35,247
Derivative financial instruments	183,905	142,230	180,678
Brokerage payables designated at fair value	57,951	59,921	49,023
Debt issued designated at fair value	108,252	107,393	102,567
Other financial liabilities designated at fair value	35,529	32,792	34,041
Total financial liabilities measured at fair value through profit or loss	437,984	385,436	401,555
Other non-financial liabilities	8,429	8,024	11,911
Provisions	5,082	5,495	5,131
Total liabilities	1,576,960	1,450,367	1,473,394
Equity
Share capital	386	386	386
Share premium	84,705	84,693	84,777
Retained earnings	3,703	9,128	7,838
Other comprehensive income recognized directly in equity, net of tax	5,483	2,346	1,002
Equity attributable to shareholders	94,278	96,553	94,003
Equity attributable to non-controlling interests	576	569	662
Total equity	94,854	97,123	94,666
Total liabilities and equity	$ 1,671,814	$ 1,547,489	$ 1,568,060